Note 2 - Related-Party Transactions (Details) - Expenses with related parties (USD $)	3 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jan. 31, 2013	Jan. 31, 2012
Related Party Transaction [Line Items]
Related party transactions	$ 33,493	$ 171,326	$ 569,939	$ 1,060,647
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Related party transactions	10,000	74,764
Company Owned by Officer [Member]
Related Party Transaction [Line Items]
Related party transactions	20,000
Director [Member]
Related Party Transaction [Line Items]
Related party transactions		93,154
Majority Shareholder [Member]
Related Party Transaction [Line Items]
Related party transactions	$ 3,493	$ 3,408